Net sales - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Gross revenue from sales of products and services	R$ 23,703,245	R$ 19,609,252		R$ 15,831,058
Construction revenue	813,341	415,753		351,193
Indirect taxes and deductions	(3,905,177)	(3,190,237)		(2,603,230)
Net sales	R$ 20,611,409	R$ 16,834,768	[1]	R$ 13,579,021	[1]

[1]	For details on this restated, see note 24.